Loans Payable - Third Parties (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of loans payable
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Jia Li	4,800,000	-	-
Total	4,800,000	-	-